Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
LHA Market State™ Tactical Beta ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Beta ETF
Class Name	LHA Market State™ Tactical Beta ETF
Trading Symbol	MSTB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Market State™ Tactical Beta ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Beta ETF	$70	1.34%
[1]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstb for more recent performance information.
Net Assets	$ 151,689,578
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$151,689,578
Number of Holdings	5
Portfolio Turnover	2%
30-Day SEC Yield	0.82%
30-Day SEC Yield Unsubsidized	0.82%

Holdings [Text Block]

Security Type	(% of Net Assets)
Exchange Traded Funds	81.7%
Money Market Funds	11.7%
U.S. Treasury Bills	6.3%
Futures Contracts	0.6%
Cash & Other	-0.3%

Top 10 Issuers	(% of Net Assets)
SPDR S&P 500 ETF Trust	81.7%
United States Treasury Bill	6.3%
First American Government Obligations Fund	5.9%
First American Treasury Obligations Fund	5.8%
S&P 500 Index	0.6%

Updated Prospectus Web Address	https://www.lhafunds.com/mstb
LHA Market State™ Tactical Q ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Q ETF
Class Name	LHA Market State™ Tactical Q ETF
Trading Symbol	MSTQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Market State™ Tactical Q ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Market State™ Tactical Q ETF	$78	1.50%
[2]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstq for more recent performance information.
Net Assets	$ 27,969,723
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$27,969,723
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	1.58%
30-Day SEC Yield Unsubsidized	1.58%

Holdings [Text Block]

Security Type	(% of Net Assets)
Exchange Traded Funds	50.9%
U.S. Treasury Bills	29.6%
Money Market Funds	18.8%
Futures Contracts	2.1%
Cash & Other	-1.4%

Top 10 Issuers	(% of Net Assets)
Invesco QQQ Trust Series 1	50.9%
United States Treasury Bill	29.6%
First American Treasury Obligations Fund	9.4%
First American Government Obligations Fund	9.4%
Nasdaq 100 Index	2.1%

Updated Prospectus Web Address	https://www.lhafunds.com/mstq
LHA Risk-Managed Income ETF
Shareholder Report [Line Items]
Fund Name	LHA Risk-Managed Income ETF
Class Name	LHA Risk-Managed Income ETF
Trading Symbol	RMIF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/rmif. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/rmif
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
LHA Risk-Managed Income ETF	$55	1.10%
[3]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/rmif for more recent performance information.
Net Assets	$ 35,478,117
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$35,478,117
Number of Holdings	7
Portfolio Turnover	60%
30-Day SEC Yield	5.53%
30-Day SEC Yield Unsubsidized	5.53%

Holdings [Text Block]

Security Type	(% of Net Assets)
Exchange Traded Funds	86.8%
Money Market Funds	13.2%
Cash & Other	0.0%

Top 10 Issuers	(% of Net Assets)
First Trust Senior Loan ETF	19.6%
SPDR Portfolio High Yield Bond ETF	16.9%
iShares Broad USD High Yield Corporate Bond ETF	16.8%
SPDR Blackstone Senior Loan ETF	16.8%
SPDR Bloomberg Short Term High Yield Bond ETF	16.7%
First American Treasury Obligations Fund	6.6%
First American Government Obligations Fund	6.6%

Updated Prospectus Web Address	https://www.lhafunds.com/rmif

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized